UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04982

Heartland Group, Inc.

(Exact name of registrant as specified in charter)

789 N. Water Street, Suite 500, Milwaukee, WI	53202
(Address of principal executive offices)	(Zip code)

Heartland Group, Inc., 789 N. Water Street, Suite 500, Milwaukee, WI 53202

(Name and address of agent for service)

Conrad Goodkind; Quarles & Brady LLP, 411 East Wisconsin Avenue, Milwaukee, WI 53202

(With a copy to:)

Registrant’s telephone number, including area code: (414) 347-7777

Date of fiscal year end: December 31, 2008

Date of reporting period: September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507

Item 1 – Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12—12-14 of Regulation S-X [17 CFR 210.12-12—12-14]. The schedules need not be audited.

HEARTLAND SELECT VALUE FUND - SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

	SHARES	VALUE
COMMON STOCKS 88.8%
Aerospace & Defense 2.5%
Goodrich Corp.	150,000	$6,240,000
Ladish Co., Inc.(a)	110,000	2,227,500

		8,467,500
Auto Components 3.2%
Johnson Controls, Inc.	210,000	6,369,300
Cooper Tire & Rubber Co.	500,000	4,300,000

		10,669,300
Beverages 1.9%
Constellation Brands, Inc., (Class A)(a)	300,000	6,438,000
Capital Markets 6.1%
Raymond James Financial, Inc.	250,000	8,245,000
The Bank of New York Mellon Corp.	200,000	6,516,000
Franklin Resources, Inc.	65,000	5,728,450

		20,489,450
Chemicals 3.6%
The Dow Chemical Co.	200,000	6,356,000
PPG Industries, Inc.	100,000	5,832,000

		12,188,000
Communications Equipment 1.8%
ADTRAN, Inc.	300,000	5,847,000
Computers & Peripherals 0.9%
Seagate Technology LLC	250,000	3,030,000
Construction & Engineering 1.8%
KHD Humboldt Wedag International, Ltd.(a)	314,100	6,024,438
Diversified Consumer Services 2.7%
H&R Block, Inc.	400,000	9,100,000
Electrical Equipment 1.7%
ABB, Ltd., (ADR)	300,000	5,820,000
Electronic Equipment & Instruments 4.2%
Tyco Electronics, Ltd.	250,000	6,915,000
Avnet, Inc.(a)	230,000	5,664,900
Benchmark Electronics, Inc.(a)	110,000	1,548,800

		14,128,700
Energy Equipment & Services 1.2%
ShawCor Ltd., (Class A) (CAD)(b)	200,000	4,021,612
Food & Staples Retailing 1.4%
Walgreen Co.	150,000	4,644,000
Food Products 2.1%
Smithfield Foods, Inc.(a)	450,000	7,146,000
Gas Utilities 2.1%
UGI Corp.	270,000	6,960,600
Health Care Equipment & Supplies 5.7%
Covidien, Ltd.	175,000	9,408,000
Hospira, Inc.(a)	140,000	5,348,000
Accuray, Inc.(a)	525,000	4,236,750

		18,992,750
Health Care Providers & Services 1.8%
Humana, Inc.(a)	150,000	6,180,000
Hotels Restaurants & Leisure 1.2%
Royal Caribbean Cruises, Ltd.	190,000	3,942,500
Industrial Conglomerates 1.9%
General Electric Co.	250,000	6,375,000
Insurance 2.3%
Unum Group	300,000	7,530,000
Machinery 4.0%
Timken Co.	275,000	7,796,250
Albany International Corp., (Class A)	200,000	5,466,000

		13,262,250

Marine 2.3%
Ultrapetrol (Bahamas), Ltd.(a)			1,000,000	7,850,000
Metals & Mining 3.0%
IAMGOLD Corp. (CAD)(b)			1,000,000	5,515,621
Alcoa, Inc.			200,000	4,516,000

				10,031,621
Multiline Retail 1.7%
Kohl’s Corp.(a)			125,000	5,760,000
Multi-Utilities 5.1%
MDU Resources Group, Inc.			300,000	8,700,000
Integrys Energy Group, Inc.			165,000	8,240,100

				16,940,100
Oil, Gas & Consumable Fuels 9.6%
Frontier Oil Corp.			350,000	6,447,000
Swift Energy Co.(a)			160,000	6,190,400
Southern Union Co.			250,000	5,162,500
ConocoPhillips Co.			70,000	5,127,500
Anadarko Petroleum Corp.			100,000	4,851,000
St. Mary Land & Exploration Co.			125,000	4,456,250

				32,234,650
Paper & Forest Products 2.0%
P.H. Glatfelter Co.			500,000	6,770,000
Pharmaceuticals 4.3%
Wyeth			200,000	7,388,000
Johnson & Johnson			100,000	6,928,000

				14,316,000
Road & Rail 2.7%
Werner Enterprises, Inc.			420,000	9,118,200
Semiconductors 4.0%
LSI Corp.(a)			1,000,000	5,360,000
MEMC Electronic Materials, Inc.(a)			170,000	4,804,200
Intel Corp.			175,000	3,277,750

				13,441,950

TOTAL COMMON STOCKS (Cost $322,382,469)				$297,719,621

	MATURITY DATE	INTEREST RATE	PAR AMOUNT/ SHARES	VALUE
SHORT-TERM INVESTMENTS 15.8%
Time Deposits 2.7%
Brown Brothers Harriman(c)		1.583%	8,960,540	$8,960,540
U.S. Treasury Bills 13.1%
U.S. Treasury Bill	10/23/08	.020%	$4,300,000	4,299,424
U.S. Treasury Bill	10/23/08	.300%	3,000,000	2,999,598
U.S. Treasury Bill	12/11/08	.250%	8,800,000	8,788,454
U.S. Treasury Bill	12/11/08	1.581%	28,000,000	27,963,264

				44,050,740

TOTAL SHORT-TERM INVESTMENTS (Cost $52,968,624)				$53,011,280

TOTAL INVESTMENTS - 104.6% (Cost $375,351,093)				$350,730,901
Liabilities in Excess of Other Assets - (4.6%)				(15,537,757)

NET ASSETS - 100.0%				$335,193,144

(a)	Non-income producing security.

(b)	Foreign-denominated security.

(c)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is the 7-day yield as of September 30, 2008.

Common Abbreviations:

(ADR) American Depositary Receipt.

(CAD) Canadian issuer.

Industry and sector classifications for each security held are generally determined by referencing the Global Industry Classification Standard Codes (GICS) developed by Standard & Poor’s and Morgan Stanley Capital International.

The accompanying Notes to Quarterly Schedule of Investments are an integral part of these Statements.

HEARTLAND VALUE PLUS FUND - SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

	SHARES	VALUE
COMMON STOCKS 85.8%
Aerospace & Defense 4.0%
Triumph Group, Inc.	450,000	$20,569,500
Applied Signal Technology, Inc.(b)	650,000	11,297,000

		31,866,500
Auto Components 2.3%
Superior Industries International, Inc.	500,000	9,580,000
Cooper Tire & Rubber Co.	1,000,000	8,600,000

		18,180,000
Building Products 0.4%
Insteel Industries, Inc.	250,000	3,397,500
Capital Markets 1.3%
BGC Partners, Inc., (Class A)	2,500,000	10,725,000
Chemicals 7.2%
American Vanguard Corp.(b)	1,425,000	21,489,000
Chemtura Corp.	2,300,000	10,488,000
Spartech Corp.	1,000,000	9,900,000
Olin Corp.	500,000	9,700,000
Cabot Corp.	200,000	6,356,000

		57,933,000
Commercial Services & Supplies 0.7%
ABM Industries, Inc.	250,000	5,460,000
Construction & Engineering 1.6%
KBR, Inc.	850,000	12,979,500
Containers & Packaging 2.6%
Packaging Corp. of America	900,000	20,862,000
Diversified Financial Services 1.6%
Asset Acceptance Capital Corp.(a)	1,250,000	13,175,000
Electronic Equipment & Instruments 4.0%
Park Electrochemical Corp.	588,284	14,260,004
AVX Corp.	1,000,000	10,190,000
CTS Corp.	600,000	7,668,000

		32,118,004
Energy Equipment & Services 5.8%
Unit Corp.(a)	450,000	22,419,000
Global Industries, Ltd.(a)	1,800,000	12,492,000
Bristow Group, Inc.(a)	350,000	11,844,000

		46,755,000
Health Care Equipment & Supplies 13.0%
Datascope Corp.	375,000	19,361,250
Hill-Rom Holdings, Inc.	550,000	16,670,500
CONMED Corp.(a)	500,000	16,000,000
Teleflex, Inc.	250,000	15,872,500
The Cooper Companies, Inc.	450,000	15,642,000
STERIS Corp.	300,000	11,274,000
Invacare Corp.	400,000	9,656,000

		104,476,250
Health Care Providers & Services 1.5%
Chemed Corp.	300,000	12,318,000
Health Care Technology 0.8%
Omnicell, Inc.(a)	500,000	6,575,000
Hotels Restaurants & Leisure 0.7%
Brinker International, Inc.	300,000	5,367,000
Insurance 3.2%
Brown & Brown, Inc.	1,200,000	25,944,000
IT Services 4.1%
MAXIMUS, Inc.	700,000	25,788,000
Perot Systems Corp., (Class A)(a)	400,000	6,940,000

		32,728,000

Machinery 7.3%
FreightCar America, Inc.(b)			700,000	20,489,000
Federal Signal Corp.			1,100,000	15,070,000
Pall Corp.			250,000	8,597,500
Briggs & Stratton Corp.(c)			530,700	8,586,726
Sauer-Danfoss, Inc.			250,000	6,172,500

				58,915,726
Media 0.6%
Regal Entertainment Group			200,000	3,156,000
PRIMEDIA, Inc.			700,000	1,701,000

				4,857,000
Metals & Mining 2.2%
Kaiser Aluminum Corp.			300,000	12,885,000
Worthington Industries, Inc.			300,000	4,482,000

				17,367,000
Multiline Retail 1.0%
Fred’s, Inc., (Class A)			546,300	7,768,386
Oil, Gas & Consumable Fuels 8.2%
Cimarex Energy Co.			500,000	24,455,000
St. Mary Land & Exploration Co.			600,000	21,390,000
Frontier Oil Corp.			1,100,000	20,262,000

				66,107,000
Professional Services 4.7%
Navigant Consulting, Inc.(a)			1,350,000	26,851,500
CDI Corp.			500,000	11,165,000

				38,016,500
Road & Rail 1.4%
Werner Enterprises, Inc.			500,000	10,855,000
Semiconductors 4.1%
Micrel, Inc.			2,152,585	19,523,946
Cohu, Inc.			600,000	9,492,000
Actel Corp.(a)			284,453	3,549,974

				32,565,920
Textiles, Apparel & Luxury Goods 1.0%
Columbia Sportswear Co.(c)			200,000	8,392,000
Transportation Infrastructure 0.5%
Quixote Corp.			525,000	4,305,000

TOTAL COMMON STOCKS (Cost $713,020,931)				$690,009,286

	MATURITY DATE	INTEREST RATE	PAR AMOUNT/ SHARES	VALUE
SHORT-TERM INVESTMENTS 14.9%
Time Deposits 0.1%
Brown Brothers Harriman(d)		1.583%	287,646	$287,646
U.S. Treasury Bill 14.8%
U.S. Treasury Bill	12/11/08	1.581%	$119,500,000	119,343,216

TOTAL SHORT-TERM INVESTMENTS (Cost $119,416,450)				$119,630,862

TOTAL INVESTMENTS - 100.7% (Cost $832,437,381)				$809,640,148
Liabilities in Excess of Other Assets - (0.7%)				(5,610,574)

NET ASSETS - 100.0%				$804,029,574

(a)	Non-income producing security.

(b)	Affiliated company. See Note 4 in Notes to Quarterly Schedule of Investments.

(c)	Security pledged as collateral on written options. See note 2 to Quarterly Schedule of Investments.

(d)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is the 7-day yield as of September 30, 2008.

Industry and sector classifications for each security held are generally determined by referencing the Global Industry Classification Standard Codes (GICS) developed by Standard & Poor's and Morgan Stanley Capital International.

The accompanying Notes to Quarterly Schedule of Investments are an integral part of these Statements.

HEARTLAND VALUE FUND - SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

	SHARES	VALUE
COMMON STOCKS 93.3%
Aerospace & Defense 0.7%
Herley Industries, Inc.(a)	332,719	$5,689,495
Spirit AeroSystems Holdings, Inc.(a)	200,000	3,214,000

		8,903,495
Auto Components 0.5%
Wonder Auto Technology, Inc.(a)	400,000	2,564,000
Tongxin International, Ltd.(a)(b)	500,000	2,025,000
Hy-Drive Technologies, Ltd. (CAD)(a)(b)(c)(d)	5,000,000	1,879,258

		6,468,258
Biotechnology 1.2%
Sangamo Biosciences, Inc.(a)(b)	1,541,716	11,871,213
Isolagen, Inc.(a)(b)	2,552,163	1,939,644
China-Biotics, Inc.(a)(d)	150,000	1,725,000

		15,535,857
Building Products 0.3%
Maezawa Kasei Industries Co., Ltd. (JPY)(c)	200,000	1,824,080
Patrick Industries, Inc.(a)(d)	293,525	1,596,776

		3,420,856
Capital Markets 1.1%
Cowen Group, Inc.(a)	700,000	5,985,000
FirstCity Financial Corp.(a)(b)	990,000	5,276,700
BGC Partners, Inc., (Class A)	750,000	3,217,500

		14,479,200
Chemicals 1.9%
Chemtura Corp.	3,000,000	13,680,000
American Vanguard Corp.	500,000	7,540,000
Omnova Solutions, Inc.(a)	2,000,000	3,980,000

		25,200,000
Commercial Banks 1.0%
StellarOne Corp.	175,311	3,623,678
Hawthorn Bancshares, Inc.	116,463	2,838,203
Tamalpais Bank(b)(d)	200,000	2,350,000
Eastern Virginia Bankshares, Inc.	182,000	2,293,200
Southern Community Financial Corp.	300,000	1,425,000
Pacific Premier Bancorp, Inc.(a)	240,056	1,212,283

		13,742,364
Commercial Services & Supplies 1.7%
Intersections, Inc.(a)(b)	1,500,000	12,195,000
TRC Cos., Inc.(a)(b)(d)	1,750,000	5,442,500
Perma-Fix Environmental Services, Inc.(a)	2,500,000	5,200,000

		22,837,500
Communications Equipment 9.4%
InterDigital, Inc.(a)(b)(e)	3,178,400	76,440,519
Extreme Networks, Inc.(a)	2,945,056	9,924,839
EMS Technologies, Inc.(a)	320,065	7,140,650
Aastra Technologies, Ltd. (CAD)(a)(c)	426,700	5,268,347
Avanex Corp.(a)(b)	1,066,666	4,991,997
Cogo Group, Inc.(a)	773,800	4,077,926
EF Johnson Technologies, Inc.(a)(b)(d)	2,314,675	2,893,344
Hemisphere GPS, Inc. (CAD)(a)(c)	1,000,000	2,640,357
Lantronix, Inc.(a)(b)(d)	5,740,000	2,583,000
Globecomm Systems, Inc.(a)	250,000	2,185,000
Westell Technologies, Inc.(a)(b)	2,643,828	1,877,118
Ditech Networks, Inc.(a)(b)	1,500,000	1,785,000
Sycamore Networks, Inc.(a)	531,446	1,716,571

		123,524,668
Construction & Engineering 0.6%
KBR, Inc.	250,000	3,817,500
URS Corp.(a)	100,000	3,667,000

		7,484,500
Diversified Consumer Services 1.0%
Regis Corp.	400,000	11,000,000
Lincoln Educational Services Corp.(a)	116,400	1,539,972

		12,539,972
Diversified Financial Services 2.2%
Encore Capital Group, Inc.(a)(b)	1,500,000	20,550,000
Asset Acceptance Capital Corp.(a)	622,500	6,561,150
Collection House, Ltd. (AUD)(c)(d)	4,620,000	1,679,442

		28,790,592

Electrical Equipment 4.0%
FuelCell Energy, Inc.(a)	3,000,000	18,090,000
HLS Systems International, Ltd.(a)(b)(d)	2,969,620	12,620,885
Magnetek, Inc.(a)(b)(d)	2,850,000	11,542,500
UQM Technologies, Inc.(a)(b)	2,421,125	6,900,206
C&D Technologies, Inc.(a)	500,000	2,840,000
China Ritar Power Corp.(a)	200,000	840,000

		52,833,591
Electronic Equipment & Instruments 1.4%
Richardson Electronics, Ltd.(b)	1,400,000	8,680,000
Wireless Ronin Technologies, Inc.(a)(b)	1,380,000	3,284,400
O.I. Corp.(b)	245,900	2,754,080
MOCON, Inc.(d)	200,000	2,090,000
Napco Security Systems, Inc.(a)(b)	644,000	1,886,920

		18,695,400
Energy Equipment & Services 4.5%
Newpark Resources, Inc.(a)(b)	5,000,000	36,500,000
Unit Corp.(a)	300,000	14,946,000
China Natural Gas, Inc.(a)(b)	1,500,000	5,430,000
Cal Dive International, Inc.(a)	200,000	2,120,000

		58,996,000
Food Products 2.8%
Origin Agritech, Ltd.(a)(b)	2,000,000	10,700,000
Riken Vitamin Co., Ltd. (JPY)(c)(d)	353,600	10,206,873
Agria Corp.(a)	2,000,000	6,800,000
Hanover Foods Corp., (Class A)(d)(f)	49,250	4,567,938
The Inventure Group, Inc.(a)(b)(d)	1,900,622	3,231,057
Monterey Gourmet Foods, Inc.(a)	755,400	1,473,030

		36,978,898
Health Care Equipment & Supplies 4.7%
Accuray, Inc.(a)(b)	2,000,000	16,140,000
STARR Surgical Co.(a)(b)	2,000,000	8,980,000
Nissui Pharmaceutical Co., Ltd. (JPY)(c)(d)	938,000	6,297,137
Osteotech, Inc.(a)(b)	1,449,157	6,173,409
Fukuda Denshi Co., Ltd. (JPY)(c)(d)	300,000	5,669,691
STERIS Corp. (e)	150,000	5,637,000
National Dentex Corp.(a)(b)(d)	524,682	3,200,560
Trinity Biotech PLC (ADR)(a)	923,000	2,612,090
Digirad Corp.(a)(b)(d)	1,800,000	2,088,000
Cantel Medical Corp.(a)	209,648	2,016,814
Home Diagnostics, Inc.(a)	200,000	1,936,000
Palomar Medical Technologies, Inc.(a)	100,000	1,346,000

		62,096,701
Health Care Providers & Services 4.5%
BioScrip, Inc.(a)(b)	3,640,000	10,847,200
The Ensign Group, Inc.	517,800	8,849,202
Hooper Holmes, Inc.(a)(b)(d)	6,500,000	8,450,000
America Service Group, Inc.(a)(b)(d)	885,000	8,425,200
PDI, Inc.(a)(b)	1,000,000	7,940,000
Animal Health International, Inc.(a)	620,055	5,109,253
Virtual Radiologic Corp.(a)	600,000	4,896,000
Medical Staffing Network Holdings, Inc.(a)(d)	1,200,000	1,980,000
SRI/Surgical Express, Inc.(a)(b)(d)	500,000	1,625,000
Healthways, Inc.(a)	100,000	1,613,000

		59,734,855
Household Durables 0.1%
Flexsteel Industries, Inc.(d)	100,000	1,034,000
Household Products 0.7%
Oil-Dri Corp. of America(b)(d)	562,500	9,517,500
Insurance 1.9%
Presidential Life Corp.	1,000,000	15,790,000
Specialty Underwriters Alliance, Inc.(a)(b)	1,350,000	6,655,500
Meadowbrook Insurance Group, Inc.	400,000	2,824,000

		25,269,500
IT Services 2.6%
Computer Task Group, Inc.(a)(b)	1,340,806	8,715,239
TechTeam Global, Inc.(a)(b)(d)	1,042,600	7,736,092
Tier Technologies, Inc., (Class B)(a)	950,000	7,058,500
StarTek, Inc.(a)(b)	750,000	4,815,000
SM&A(a)(b)	1,000,000	3,050,000
Analysts International Corp.(a)(b)(d)	2,365,000	2,648,800

		34,023,631
Life Sciences Tools & Services 0.5%
Cambrex Corp.(a)	1,000,000	6,150,000
CNS Response, Inc.(a)(b)(d)	1,800,000	918,000

		7,068,000

Machinery 6.7%
Federal Signal Corp.	2,010,000	27,537,000
Force Protection, Inc.(a)(b)	6,000,000	16,080,000
FreightCar America, Inc.	330,000	9,659,100
Flanders Corp.(a)(b)	1,501,663	9,460,477
Portec Rail Products, Inc.(b)(d)	700,000	5,866,000
Mueller Water Products, Inc., (Class B)	850,000	5,525,000
Met-Pro Corp.	366,781	5,351,335
MFRI, Inc.(a)	269,572	3,032,685
Basin Water, Inc.(a)(b)	1,584,823	2,916,074
Supreme Industries, Inc. (Class A)(b)(d)	612,000	1,866,600
Mueller Water Products, Inc., (Class A)	150,000	1,347,000

		88,641,271
Media 0.7%
Horipro, Inc. (JPY)(c)(d)	700,000	6,153,918
Saga Communications, Inc.(a)	383,000	2,183,100
SPAR Group, Inc.(a)(b)(d)	1,228,000	896,440

		9,233,458
Metals & Mining 4.0%
IAMGOLD Corp. (CAD)(c)	3,000,000	16,546,864
PolyMet Mining Corp. (CAD)(a)(c)	4,000,000	9,020,437
Canam Group, Inc. (CAD)(c)	1,000,000	6,859,291
Schnitzer Steel Industries, Inc., (Class A)	100,000	3,924,000
Midway Gold Corp. (CAD)(a)(b)(c)	2,678,600	2,768,579
Baffinland Iron Mines Corp. (CAD)(a)(c)	2,500,000	2,513,507
First Majestic Silver Corp. (CAD)(a)(c)	1,000,000	2,424,242
Amerigo Resources, Ltd. (CAD)(c)	2,000,000	2,179,939
U.S. Silver Corp. (CAD)(a)(b)(c)	12,500,000	2,172,892
North American Tungsten Corp. (CAD)(a)(c)(d)	5,050,700	1,993,229
Horsehead Holding Corp.(a)	300,000	1,770,000

		52,172,980
Multiline Retail 1.4%
Fred’s, Inc., (Class A)(e)	860,700	12,239,154
Duckwall-ALCO Stores, Inc.(a)(b)	380,400	5,614,704

		17,853,858
Oil, Gas & Consumable Fuels 14.3%
Swift Energy Co.(a)	1,000,000	38,690,000
Clayton Williams Energy, Inc.(a)	400,000	28,212,000
Comstock Resources, Inc.(a)(e)	500,000	25,025,000
TXCO Resources, Inc.(a)(b)	2,000,000	20,080,000
St. Mary Land & Exploration Co.	500,000	17,825,000
Stone Energy Corp.(a)	400,000	16,932,000
Sherritt International Corp. (CAD)(c)	3,000,000	16,039,464
Rosetta Resources, Inc.(a)	500,000	9,180,000
Fairborne Energy, Ltd. (CAD)(c)	1,000,000	8,785,530
Quest Resource Corp.(a)	1,500,000	3,990,000
Foundation Coal Holdings, Inc.	100,000	3,558,000

		188,316,994
Pharmaceuticals 2.4%
Discovery Laboratories, Inc.(a)(b)	7,000,000	13,090,000
Fuji Pharma Co., Ltd. (JPY)(c)(d)	455,300	6,849,513
Caraco Pharmaceutical Laboratories, Ltd.(a)	500,000	6,255,000
ASKA Pharmaceutical Co., Ltd. (JPY)(c)	500,000	3,836,209
Obagi Medical Products, Inc.(a)	150,000	1,497,000

		31,527,722
Professional Services 4.3%
LECG Corp.(a)(b)	2,427,000	19,585,890
Navigant Consulting, Inc.(a)(e)	750,000	14,917,500
Spherion Corp.(a)	1,500,000	7,305,000
Hudson Highland Group, Inc.(a)	1,000,000	6,950,000
Barrett Business Services, Inc.	484,400	6,287,512
RCM Technologies, Inc.(a)(b)(d)	1,000,000	1,740,000

		56,785,902
Road & Rail 0.4%
Marten Transport, Ltd.(a)	300,000	5,853,000
Semiconductors 4.8%
Skyworks Solutions, Inc.(a)	2,000,000	16,720,001
TriQuint Semiconductor, Inc.(a)	3,000,000	14,370,000
Micrel, Inc.	1,250,000	11,337,500
Actel Corp.(a)	600,000	7,488,000
hi/fn, Inc.(a)(b)	1,342,526	4,296,083
Axcelis Technologies, Inc.(a)	2,400,000	4,080,000
Actions Semiconductor Co., Ltd.(a)	1,000,000	2,460,000
Kopin Corp.(a)	555,411	1,732,882
FSI International, Inc.(a)(b)	862,895	638,542

		63,123,008

Software 1.8%
EPIQ Systems, Inc.(a)			471,018		6,405,845
Dynamics Research Corp.(a)(b)(d)			784,516		6,025,083
ePlus, Inc.(a)			327,882		3,573,914
Actuate Corp.(a)			1,000,000		3,500,000
Catapult Communications Corp.(a)			400,000		1,924,000
CallWave, Inc.(a)(d)			1,000,000		1,890,000

					23,318,842
Specialty Retail 0.7%
Shoe Carnival, Inc.(a)			300,000		4,914,000
Brown Shoe Co., Inc.			300,000		4,914,000

					9,828,000
Textiles, Apparel & Luxury Goods 1.6%
Lakeland Industries, Inc.(a)(b)			500,000		6,450,000
Columbia Sportswear Co.(e)			100,000		4,196,000
Ashworth, Inc.(a)(b)(d)			1,105,269		3,713,704
Hampshire Group, Ltd.(a)(b)(d)(f)			450,920		3,336,808
LaCrosse Footwear, Inc.(d)			137,590		2,201,440
Phoenix Footwear Group, Inc.(a)(b)(d)			796,000		756,200

					20,654,152
Thrifts & Mortgage Finance 0.4%
B of I Holding, Inc.(a)			400,000		2,308,000
HF Financial Corp.			144,057		1,872,741
Timberland Bancorp, Inc.			98,120		784,960

					4,965,701
Trading Companies & Distributors 0.2%
Aceto Corp.			300,000		2,877,000
Transportation Infrastructure 0.3%
Quixote Corp.(b)			550,000		4,510,000

TOTAL COMMON STOCKS (Cost $1,326,719,769)					$1,228,837,226
WARRANTS 0.0%
Biotechnology 0.0%
Senesco Technologies, Inc.(f)			50,000		$–
Energy Equipment & Services 0.0%
China Natural Gas, Inc.(b)(f)			225,000		–
Life Sciences Tools & Services 0.0%
CNS Response, Inc.(b)(f)			540,000		–
Metals & Mining 0.0%
PolyMet Mining Corp. (CAD)(c)(f)			1,000,000	(CAD)	–

TOTAL WARRANTS (Cost $–)					$–

	MATURITY DATE	INTEREST RATE	PAR AMOUNT/ SHARES		VALUE
SHORT-TERM INVESTMENTS 7.1%
Time Deposits 0.3%
Brown Brothers Harriman(g)		1.583%	4,160,004		$4,160,004
U.S. Treasury Bills 6.8%
U.S. Treasury Bill	10/02/08	.100%	$20,000,000		19,999,940
U.S. Treasury Bill	10/23/08	.300%	12,000,000		11,998,392
U.S. Treasury Bill	10/23/08	.020%	3,600,000		3,599,518
U.S. Treasury Bill	12/11/08	.250%	2,000,000		1,997,376
U.S. Treasury Bill	12/11/08	1.581%	51,500,000		51,432,432

					89,027,658

TOTAL SHORT-TERM INVESTMENTS (Cost $93,096,747)					$93,187,662

TOTAL INVESTMENTS - 100.4% (Cost $1,419,816,516)					1,322,024,888
Liabilities in Excess of Other Assets - (0.4%)					(5,615,057)

NET ASSETS - 100.0%					$1,316,409,831

(a)	Non-income producing security.

(b)	Affiliated company. See Note 4 in Notes to Quarterly Schedule of Investments.

(c)	Foreign-denominated security.

(d)	Illiquid security, pursuant to guidelines established by the Board of Directors. See Note 2 to Quarterly Schedule of Investments.

(e)	Security pledged as collateral on written options. See Note 2 to Quarterly Schedule of Investments.

(f)	Valued at fair value using methods determined by the Board of Directors. See Note 2 to Quarterly Schedule of Investments.

(g)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is the 7-day yield as of September 30, 2008.

Common Abbreviations:

(ADR) American Depositary Receipt.

(AUD) Australian issuer.

(CAD) Canadian issuer.

(JPY) Japanese issuer.

Industry and sector classifications for each security held are generally determined by referencing the Global Industry Classification Standard Codes (GICS) developed by Standard & Poor’s and Morgan Stanley Capital International.

The accompanying Notes to Quarterly Schedule of Investments are an integral part of these Statements.

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2008 (Unaudited)

(1)	Organization

Heartland Group, Inc. (the “Corporation”) is registered as an open-end management (investment) company under the Investment Company Act of 1940, as amended. The capital shares of the Select Value Fund, Value Plus Fund and Value Fund (collectively, the “Funds;” 100,000,000, 100,000,000, and 150,000,000 shares authorized respectively), each of which is a diversified fund, are issued by the Corporation. The Funds offer Investor Class and Institutional Class shares. Institutional Class shares commenced operations on May 1, 2008.

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with their vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Corporation

(2)	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of the Schedules of Investments:

(a)	Portfolio securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market as of the close of regular trading hours on the day the securities are being valued, or, lacking any sales, at the latest bid price. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange. Debt securities are stated at fair value as furnished by an independent pricing service based upon modeling techniques utilizing information concerning market transactions and dealer quotations for similar securities or by dealers who make markets in such securities. Debt securities having maturities of 60 days or less may be valued at acquisition cost, plus or minus any amortized discount or premium. Securities and other assets for which quotations are not readily available or deemed unreliable are valued at their fair value using methods determined by the Board of Directors. The Pricing Committee for the Corporation may also make a fair value determination if it reasonably determines that a significant event, which materially affects the value of a security, occurs after the time at which the market price for the security is determined but prior to the time at which a Fund’s net asset value is calculated. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities and prices of similar securities or financial instruments. At September 30, 2008, 0.6% of the Value Fund’s net assets were valued at their fair value using methods determined by the Board of Directors.

(b)	The Funds’ policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly paid no Federal income taxes, and no Federal income tax provision is recorded.

(c)	The Funds record security transactions no later than one business day after trade date. For financial reporting purposes, transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains and losses on investments are computed on the identified cost basis. The portion of security gains and losses resulting from changes in foreign exchange rates is included with net realized and unrealized gains or losses from investments. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. The Funds amortize premium and accrete discount on investments utilizing the effective interest method.

(d)	Each Fund may enter into futures contracts for hedging purposes, such as to protect against anticipated declines in the market value of its portfolio securities or to manage exposure to changing interest rates. The Fund receives from or pays to the broker, on a daily basis, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Fund as unrealized gains or losses. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of futures contracts involves, to varying degrees, elements of market risk. The predominant risk is that the movement of a futures contract’s price may result in a loss, which could render a Fund’s hedging strategy unsuccessful. There were no open futures positions at September 30, 2008.

(e)	A short sale is a transaction in which a Fund sells a security it does not own (but has borrowed) in anticipation of a decline in the market value of that security. To complete a short sale, a Fund must borrow the security to deliver to the buyer. A Fund then is obligated to replace the security borrowed by purchasing it in the open market at a later date. A Fund could incur a loss, which could be substantial and potentially unlimited, if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in value between those dates. A Fund must pay any dividends or interest payable to the lender of the security. All short sales must be collateralized in accordance with the applicable exchange or broker requirements. A Fund maintains the collateral in a segregated account with its custodian or broker, consisting of cash, obligations of the U.S. Government, its agencies or instrumentalities, or equity securities sufficient to collateralize its obligation on the short positions. There were no short positions held during the nine-month period or at September 30, 2008.

(f)	The Funds may write covered call/put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. The Funds may enter into options transactions for hedging purposes and will not use these instruments for speculation. The Funds had the following transactions in written covered call/put options during the nine-month period ended September 30, 2008:

	VALUE FUND
	NUMBER OF CONTRACTS	PREMIUM
Balance at December 31, 2007	16,000	$1,640,747.00
Options written	108,600	6,791,878.30
Options expired	(69,655)	(4,973,328.14)
Options closed	(11,452)	(620,624.43)
Options exercised	(9,893)	(1,088,353.84)

Balance at September 30, 2008	33,600	$1,750,318.89

VALUE FUND	NUMBER OF CONTRACTS	VALUE
Comstock Resources, Inc.	5,000	200,000.00
InterDigital, Inc.	10,000	200,000.00
Fred’s, Inc. (Class A)	8,600	301,000.00
Navigant Consulting, Inc.	7,500	337,500.00
STERIS Corp.	1,500	15,000.00
Columbia Sportswear Co.	1,000	$55,000.00

	33,600	$1,108,500.00

VALUE PLUS FUND
	NUMBER OF CONTRACTS	PREMIUM
Balance at December 31, 2007	—	—
Options written	7,000	$187,298.91
Options expired	—	—
Options closed	—	—
Options exercised	—	—

Balance at September 30, 2008	7,000	$187,298.91

VALUE PLUS FUND	NUMBER OF CONTRACTS	VALUE
Briggs & Stratton Corp.	5,000	$125,000.00
Columbia Sportswear Co.	2,000	110,000.00

	7,000	$235,000.00

(g)	At September 30, 2008, 12.7% of the Value Fund’s net assets were illiquid as defined pursuant to guidelines established by the Board of Directors of the Corporation.

(h)	A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “Act”) or pursuant to the resale limitations provided by Rule 144 under the Act, or an exemption from the registration requirements of the Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Directors. Not all restricted securities are considered to be illiquid. There were no restricted positions held at September 30, 2008.

(i)	The Funds invest in foreign equity securities, whose values are subject to change in market conditions, as well as changes in political and regulatory environments. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments. The Funds may utilize forward currency exchange contracts for the purpose of hedging foreign currency risk. Under these contracts, the Funds are obligated to exchange currencies at specific future dates. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. The Funds did not hold any forward currency exchange contracts during the nine-month period ended or at September 30, 2008.

(j)	Each Fund may purchase securities on a when-issued basis. Payment and interest terms of these securities are set out at the time a Fund enters into the commitment to purchase, but generally the securities are not issued, and delivery and payment for such obligations does not occur until a future date that may be a month or more after the purchase date. Obligations purchased on a when-issued basis involve a risk of loss if the value of the security purchased declines prior to the settlement date, and may increase fluctuation in a Fund’s net asset value. On the date a Fund enters into an agreement to purchase securities on a when-issued basis, it will record the transaction and reflect the value of the obligation in determining its net asset value. In addition, the respective Fund will segregate cash, obligations of the U.S. Government, its agencies or instrumentalities, or equity securities having a value at least equal to the Fund’s obligation under the position. There were no when-issued securities held at September 30, 2008.

(k)	Each Fund may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

(l)	The preparation of the Schedules of Investments in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedules of Investments. Actual results could differ from those estimates.

(m)	Effective January 1, 2008, the Funds adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

One key component of the implementation of SFAS 157 included the development of a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2008:

	LEVEL 1		LEVEL 2		LEVEL 3
	Quoted Prices		Other Significant Observable Inputs		Significant Unobservable Inputs		TOTAL
Fund Name	Investments in Securities	Other Financial Investments*	Investments in Securities	Other Financial Investments*	Investments in Securities	Other Financial Investments*	Investments in Securities	Other Financial Investments*
Select Value Fund	$297,719,621	$—	$53,011,280	$—	$—	$—	$350,730,901	$—
Value Plus Fund	690,009,286	(235,000)	119,630,862	—	—	—	809,640,148	(235,000)
Value Fund	1,228,837,226	(1,108,500)	93,187,662	—	—	—	1,322,024,888	(1,108,500)

*	Other financial instruments are derivative instruments not reflected in the Schedules of Investments, such as options, which are valued at the unrealized appreciation / (depreciation) on the investment.

(3)	Investment Transactions and Income Tax Basis Information

During the nine-month period ended September 30, 2008, the cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition), are noted below. During the same period, there were no purchases or sales of long-term U.S. Government securities.

FUND	COST OF PURCHASES	PROCEEDS FROM SALES
Select Value Fund	182,019,613	163,070,076
Value Plus Fund	637,845,998	152,158,733
Value Fund	625,706,704	644,537,747

FUND	TAX COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION ON INVESTMENTS
Select Value Fund	$375,351,222	$16,167,529	$(40,787,850)	$(24,620,321)
Value Plus Fund	834,030,817	43,707,373	(68,098,042)	(24,390,669)
Value Fund	1,421,468,667	186,907,597	(286,351,376)	(99,443,779)

(4)	Transactions with Affiliates

The following investments are in companies deemed “affiliated” (as defined in Section (2)(a)(3) of the Investment Company Act of 1940) with the Value Fund or Value Plus Fund; that is, a Fund held 5% or more of their outstanding voting securities at anytime during the nine-month period ended September 30, 2008:

Heartland Value Fund

As of SEPTEMBER 30, 2008

SECURITY NAME	SHARE BALANCE AT JANUARY 1, 2008	PURCHASES	SALES	SHARE BALANCE AT SEPTEMBER 30, 2008	DIVIDENDS	REALIZED GAINS (LOSSES)
Accuray, Inc.	—	2,750,000	750,000	2,000,000	—	(5,802,826)
AirNet Systems, Inc.	903,000	—	903,000	—	—	(1,376,914)
America Service Group, Inc.	800,000	85,000	—	885,000	—	—
Analysts International Corp.	2,300,000	65,000	—	2,365,000	—	—
Ashworth, Inc.	1,000,000	131,700	26,431	1,105,269	—	(125,192)
Avanex Corp.	8,846,059	6,353,941	14,133,334	1,066,666	—	(2,228,566)
Basin Water, Inc.	900,000	1,183,741	498,918	1,584,823	—	(2,699,522)
BioScrip, Inc.	2,000,000	1,640,000	—	3,640,000	—	—
Buca, Inc.	1,950,000	—	1,950,000	—	—	(4,490,229)
China Natural Gas, Inc.	1,500,000	—	—	1,500,000	—	—
China Natural Gas, Inc. (Warrants)	225,000	—	—	225,000	—	—
CNS Response, Inc.	1,800,000	—	—	1,800,000	—	—
CNS Response, Inc. (Warrants)	540,000	—	—	540,000	—	—
Computer Task Group, Inc.	1,000,000	340,806	—	1,340,806	—	—
Criticare Systems, Inc.	1,000,000	—	1,000,000	—	—	2,326,833
Digirad Corp.	750,000	1,050,000	—	1,800,000	—	—
Discovery Laboratories, Inc.	5,500,000	1,500,000	—	7,000,000	—	—
Ditech Networks, Inc.	1,500,000	500,000	500,000	1,500,000	—	(1,521,907)
Duckwall-ALCO Stores, Inc.	380,400	—	—	380,400	—	—
Dynamics Research Corp.	750,000	34,516	—	784,516	—	—
EF Johnson Technologies, Inc. (a)	1,989,042	839,675	514,042	2,314,675	—	(2,262,713)
Encore Capital Group, Inc.	1,200,000	300,000	—	1,500,000	—	—
Far East Energy Corp.	7,500,000	—	7,500,000	—	—	(4,805,343)
Fidelity Southern Corp.	496,472	—	496,472	—	85,216	(5,207,480)
FirstCity Financial Corp.	791,336	198,664	—	990,000	—	—
Flanders Corp.	1,605,000	90,596	193,933	1,501,663	—	(607,139)
Force Protection, Inc.	4,000,000	2,975,600	975,600	6,000,000	—	(2,345,439)
FSI International, Inc.	2,005,130	182,711	1,324,946	862,895	—	(3,774,855)
Hampshire Group, Ltd.	465,540	—	14,620	450,920	—	74,926
hi/fn, Inc.	1,300,000	42,526	—	1,342,526	—	—
HLS Systems International, Ltd.	500,000	2,469,620	—	2,969,620	—	—
Hooper Holmes, Inc.	6,500,000	—	—	6,500,000	—	—
Hy-Drive Technologies, Ltd. (CAD)	3,000,000	2,000,000	—	5,000,000	—	—
Industrial Distribution Group, Inc.	500,000	—	500,000	—	—	1,740,189
InterDigital, Inc.	3,000,000	178,400	—	3,178,400	—	—
Intersections, Inc.	1,500,000	—	—	1,500,000	—	—
Isolagen, Inc.	1,000,000	1,642,500	90,337	2,552,163	—	(269,843)
Lakeland Industries, Inc.	500,000	—	—	500,000	—	—
Lantronix, Inc.	5,500,000	240,000	—	5,740,000	—	—
LECG Corp.	1,500,000	1,307,360	380,360	2,427,000	—	(2,467,354)
Magnetek, Inc.	2,850,000	—	—	2,850,000	—	—
Mesa Air Group, Inc.	1,950,000	—	1,950,000	—	—	(11,781,035)
Midway Gold Corp. (CAD)	2,500,000	178,600	—	2,678,600	—	—
Napco Security Systems, Inc.	1,250,000	—	606,000	644,000	—	(437,830)
National Dentex Corp.	440,750	89,250	5,318	524,682	—	(57,993)
Newpark Resources, Inc.	4,500,000	500,000	—	5,000,000	—	—
O.I. Corp.	245,900	—	—	245,900	36,885	—
Oil-Dri Corp. of America	562,500	—	—	562,500	225,000	—
Origin Agritech, Ltd.	1,238,305	761,695	—	2,000,000	—	—
Osteotech, Inc.	1,240,000	209,157	—	1,449,157	—	—
PDI, Inc.	1,000,000	—	—	1,000,000	—	—

Phoenix Footwear Group, Inc.	790,000	6,000	—	796,000	—	—
PLATO Learning, Inc.	1,505,600	—	1,505,600	—	—	(2,237,604)
Portec Rail Products, Inc.	700,000	—	—	700,000	126,000	—
Quixote Corp.	—	550,000	—	550,000	110,000	—
RCM Technologies, Inc.	780,100	219,900	—	1,000,000	—	—
Richardson Electronics, Ltd.	700,000	700,000	—	1,400,000	80,908	—
Sangamo Biosciences, Inc.	2,200,000	—	658,284	1,541,716	—	2,180,830
SM&A	1,000,000	—	—	1,000,000	—	—
Spanish Broadcasting Systems, Inc. (Class A)	2,500,000	—	2,500,000	—	—	(7,244,305)
SPAR Group, Inc.	1,228,000	—	—	1,228,000	—	—
Specialty Underwriters Alliance, Inc.	611,270	738,730	—	1,350,000	—	—
SRI/Surgical Express, Inc.	500,000	—	—	500,000	—	—
STARR Surgical Co.	1,653,532	346,468	—	2,000,000	—	—
StarTek, Inc.	750,000	—	—	750,000	—	—
Supreme Industries, Inc. (Class A)	600,000	12,000	—	612,000	114,000	—
Tamalpais Bancorp(b)	200,000	—	—	200,000	32,000	—
TechTeam Global, Inc.	975,000	267,000	199,400	1,042,600	—	(503,174)
The Inventure Group, Inc.	1,900,622	—	—	1,900,622	—	—
The Princeton Review, Inc.	1,500,000	—	1,500,000	—	—	3,639,683
Tongxin International, Ltd.(c)	—	500,000	—	500,000	—	—
TRC Cos., Inc.	923,300	826,700	—	1,750,000	—	—
TXCO Resources, Inc.	—	2,000,000	—	2,000,000	—	—
U.S. Silver Corp. (CAD)	3,056,000	9,444,000	—	12,500,000	—	—
UQM Technologies, Inc.	1,958,000	637,752	174,627	2,421,125	—	(313,869)
Westell Technologies, Inc.	2,120,146	1,224,254	700,572	2,643,828	—	—
Wireless Ronin Technologies, Inc.	1,350,000	30,000	—	1,380,000	—	—

					$810,009	$(52,598,671)

(a)	Formerly EFJ, Inc.

(b)	Formerly EPIC Bancorp

(c)	Formerly Asia Automotive Acquisition Co.

Heartland Value Plus Fund

As of SEPTEMBER 30, 2008

SECURITY NAME	SHARE BALANCE AT JANUARY 1, 2008	PURCHASES	SALES	SHARE BALANCE AT SEPTEMBER 30, 2008	DIVIDENDS	REALIZED GAINS (LOSSES)
American Vanguard Corp.	500,000	925,000	—	1,425,000	70,750	—
Applied Signal Technology, Inc.	600,000	50,000	—	650,000	225,000	—
FreightCar America, Inc.	—	700,000	—	700,000	40,933	—

					$336,683	$—

(5)	Subsequent Event

The markets declined dramatically in October 2008 as evidenced by month-to-date returns: The S&P 500, Russell 2000 and Russell 2000 Value indices declined 16.79%, 20.80% and 19.98%, respectively. Relative to those indexes, the Investor Class shares of Value Plus, Select Value and Value Funds lost 16.43%, 21.40% and 21.23%, respectively, during the month of October 2008. The year-to-date results as of October 31, 2008 for the S&P 500, Russell 2000 and Russell 2000 Value indices reported declines of 32.84%, 29.02% and 24.27%, respectively. The Investor Class shares of the Funds were down year-to-date as of October 31, 2008: The Value Plus, Select Value and Value Funds declined 11.12%, 29.27% and 34.96%, respectively. Individual securities may be substantially different than the market.

The portfolio valuations as of November 25, 2008 may be significantly different than the September 30, 2008 valuations presented.

Item 2.	Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Heartland Group, Inc.

By (Signature and Title)	/s/ David C. Fondrie
David C. Fondrie, Chief Executive Officer

Date November 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David C. Fondrie
David C. Fondrie, Chief Executive Officer

Date November 25, 2008

By (Signature and Title)	/s/ Paul T. Beste
Paul T. Beste, Interim Treasurer and Principal Accounting Officer

Date November 25, 2008